Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,737,500.00
Total Fee Amount	378.05
Total Offset Amount	0.00
Net Fee	$ 378.05
Offering Table N/A
Offset Table N/A	N/A